Document and Entity Information	Mar. 22, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001827871
Document Type	8-K
Document Period End Date	Mar. 22, 2023
Entity Registrant Name	TLG Acquisition One Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39948
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	945-8340
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third redeemable warrant
Trading Symbol	TLGA.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	TLGA
Security Exchange Name	NYSE